Income Tax - Schedule of Movement in Deferred Tax (Liabilities) Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement in Deferred Tax Assets (Liabilities) [Abstract]
Balance at beginning	$ 351,060	$ 115,460
Recognized in profit or loss	399,929	233,848
Foreign exchange differences reserve	29,418	1,752
Balance at ending	(99,209)	$ 351,060
Recognized in Ban Leong acquisition	$ (879,616)